Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business expected to be recovered longer than twelve months	$ 11,416,726	$ 381,703	$ 10,060,608